UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-22417

Destra Investment Trust
(Exact name of registrant as specified in charter)

 901 Warrenville Rd., Suite 15
Lisle, IL 60532
(Address of principal executive offices) (Zip code)

Nicholas Dalmaso
  901 Warrenville Rd., Suite 15
Lisle, IL 60532
 (Name and address of agent for service)

Registrant's telephone number, including area code: 1-630-241-4200

Date of fiscal year end: September 30

Date of reporting period: June 30, 2012

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments.
The Schedule(s) of Investments is attached herewith.

Destra Next Dimension Fund
Portfolio of Investments
June 30, 2012 (unaudited)

Number
of
Shares	Description	Fair Value
	Long-Term Investments - 98.1%
	Common Stocks - 93.8%
	Australia - 0.2%
678	Associated British Foods PLC	$ 13,633
	Austria - 2.3%
62	Agrana Beteiligungs AG	6,801
688	EVN AG	8,862
4,726	Immofinanz AG*	15,024
105	Lenzing AG	8,661
67	Mayr-Melnhof Karton AG	6,164
71	Oberbank AG	4,289
216	Oesterreichische Post AG	7,264
1,349	OMV AG	42,405
910	Raiffeisen Bank International AG	29,737
182	RHI AG	4,237
658	Voestalpine AG	17,415
		150,859
	Belgium - 1.3%
7	Banque Nationale de Belgique	18,433
1,266	Belgacom SA	36,077
37	Cofinimmo	4,131
393	Delhaize Group SA	14,404
184	Elia System Operator SA NV	7,585
104	Sofina SA	8,044
		88,674
	Bermuda - 0.8%
258	Arch Capital Group Ltd.*	10,240
1,065	Assured Guaranty Ltd.	15,017
51	Enstar Group Ltd.*	5,046
345	Genpact Ltd.*	5,737
84	Helen of Troy Ltd.*	2,847
374	Lancashire Holdings Ltd.	4,672
235	Ship Finance International Ltd.	3,673
157	Textainer Group Holdings Ltd.	5,793
		53,025
	Britain - 0.2%
117	Aon PLC	5,473
272	Willis Group Holdings PLC	9,926
		15,399
	Canada - 1.9%
392	Agrium, Inc.	34,680
1,827	Brookfield Asset Management, Inc. - Class A	60,474
440	Gran Tierra Energy, Inc.*	2,160
654	Magna International, Inc.	25,807
		123,121
	Cayman Islands - 0.0%†
44	Herbalife Ltd.	2,127

	Denmark - 0.2%
1,263	Compass Group PLC	13,253

	Finland - 0.7%
316	Fiskars Corp.	5,775
2,033	Fortum OYJ	38,622
		44,397
	France - 5.9%
281	Aeroports de Paris	21,254
107	bioMerieux	8,810
84	Bollore	18,383
64	Bongrain SA	4,078
1,468	Bull*	4,359

Number
of
Shares	Description	Fair Value
	France - (continued)
181	CFAO	$ 8,575
151	CIC	16,861
170	Ciments Francais SA	10,307
2,009	CNP Assurances	24,552
121	Colas SA	15,970
41	Dassault Aviation SA	35,901
61	Esso Ste Anonyme Francaise	4,621
159	Euler Hermes SA	10,291
34	Financiere de l'Odet	15,101
1,274	Havas SA	5,812
245	Imerys SA	12,465
146	Ipsos*	4,300
549	JC Decaux SA	12,116
7	Legrand SA	238
396	Metropole Television SA	5,206
12,363	Natixis	33,230
1,918	PagesJaunes Groupe*	4,169
257	Plastic Omnium SA	6,432
836	Rexel SA	14,285
158	SA des Ciments Vicat	7,659
547	SCOR SE	13,266
132	Societe BIC SA	13,636
361	Societe des Autoroutes Paris-Rhin-Rhone	19,072
39	Somfy SA	7,231
50	Vilmorin & CIE	5,307
361	Wendel	26,700
		390,187
	Gabon - 0.1%
19	Total Gabon	7,834

	Germany - 1.0%
224	Aurubis AG	10,801
212	Carl Zeiss Meditec AG	5,112
416	Comdirect Bank AG	3,759
201	Generali Deutschland Holding AG	14,080
108	GFK SE	5,359
21	KWS Saat AG	5,463
178	MVV Energie AG	4,676
27	Rational AG	6,438
153	SMA Solar Technology AG	5,240
331	Wuestenrot & Wuerttembergische AG	6,049
		66,977
	Greece - 0.6%
305	Diana Shipping, Inc.*	2,373
478	Folli Follie Group*	3,427
936	Hellenic Petroleum SA	5,607
1,000	Motor Oil (Hellas) Corinth Refineries SA*	6,853
806	Navios Maritime Holdings, Inc.	2,676
2,074	OPAP SA	13,028
991	Public Power Corp. SA	2,352
379	Safe Bulkers, Inc.	2,338
		38,654
	Guernsey - 0.3%
2,980	Resolution Ltd.	9,156
1,250	Tetragon Financial Group Ltd.	9,213
		18,369
	Ireland - 1.0%
765	Covidien PLC	40,928
261	DCC PLC	6,058

     Destra Next Dimension Fund
Portfolio of Investments, CONTINUED
June 30, 2012 (unaudited)

Number
of
Shares	Description	Fair Value
	Ireland - (continued)
116	Ingersoll-Rand PLC	$ 4,893
409	Kingspan Group PLC	3,322
167	Seagate Technology PLC	4,130
896	Smurfit Kappa Group PLC	6,026
		65,357
	Israel - 0.1%
77	Check Point Software Technologies Ltd.*	3,818

	Italy - 0.3%
534	Autostrada Torino-Milano SpA	3,321
968	Banca Popolare dell'Emilia Romagna Scrl	5,218
437	De'Longhi SpA	4,207
449	ERG SpA	2,835
757	Societa Iniziative Autostradali e Servizi SpA	5,332
		20,913
	Japan - 16.1%
400	AEON Mall Co., Ltd.	8,457
5,000	Aozora Bank Ltd.	11,844
300	Arcs Co., Ltd.	6,396
300	Arnest One Corp.	3,786
100	Autobacs Seven Co., Ltd.	4,894
1,000	Bank of Kyoto Ltd. (The)	7,545
3,000	Bank of Yokohama Ltd. (The)	14,100
6	Bic Camera, Inc.	2,989
4	Central Japan Railway Co.	31,432
400	Century Tokyo Leasing Corp.	7,455
1,000	Chugoku Bank Ltd. (The)	12,984
1,000	Daido Steel Co., Ltd.	6,179
200	Daiichikosho Co., Ltd.	4,013
1,000	Daishi Bank Ltd. (The)	2,995
13	eAccess Ltd.	2,530
100	FP Corp.	6,191
200	Fuji Machine Manufacturing Co., Ltd.	3,509
1,000	Fukui Bank Ltd. (The)	2,381
1,000	Fukuyama Transporting Co., Ltd.	5,427
100	Fuyo General Lease Co., Ltd.	3,136
1,000	Gunma Bank Ltd. (The)	4,712
1,000	Hachijuni Bank Ltd. (The)	5,176
200	Hajime Construction Co., Ltd.	5,765
3,000	Hankyu Hanshin Holdings, Inc.	15,115
400	Heiwa Corp.	7,470
1,000	Higo Bank Ltd. (The)	5,301
1,000	Hiroshima Bank Ltd. (The)	3,597
200	Hisamitsu Pharmaceutical Co., Inc.	9,826
200	Hitachi Capital Corp.	3,324
200	Hitachi Transport System Ltd.	3,687
1,000	Hokkoku Bank Ltd. (The)	3,923
200	Hoshizaki Electric Co., Ltd.	5,041
200	House Foods Corp.	3,391
1,000	Hyakugo Bank Ltd. (The)	4,161
100	IBJ Leasing Co., Ltd.	2,478
200	Idemitsu Kosan Co., Ltd.	17,797
1,200	Isetan Mitsukoshi Holdings Ltd.	12,663
3,100	ITOCHU Corp.	32,325
1,000	Iwatani Corp.	3,885
1,000	Iyo Bank Ltd. (The)	7,958
200	Izumi Co., Ltd.	3,995
1,200	J Trust Co., Ltd.	10,197
1,000	Joyo Bank Ltd. (The)	4,537

Number
of
Shares	Description	Fair Value
	Japan - (continued)
18	Jupiter Telecommunications Co., Ltd.	$ 18,386
1,000	Juroku Bank Ltd. (The)	3,233
5,500	JX Holdings, Inc.	28,124
100	Kadokawa Group Holdings, Inc.	2,732
1,000	Kamigumi Co., Ltd.	7,933
5	KDDI Corp.	32,147
1,000	Keihan Electric Railway Co., Ltd.	4,775
1,000	Keiyo Bank Ltd. (The)	4,625
300	Kewpie Corp.	4,549
1,000	Kinden Corp.	6,517
100	Kintetsu World Express, Inc.	3,185
100	Kobayashi Pharmaceutical Co., Ltd.	5,558
100	Komeri Co., Ltd.	2,618
5,000	Marubeni Corp.	32,962
200	Matsumotokiyoshi Holdings Co., Ltd.	4,427
200	Megmilk Snow Brand Co., Ltd.	3,512
1,400	Mitsubishi Corp.	28,003
200	Mitsubishi Shokuhin Co., Ltd.	5,061
6,500	Mitsubishi UFJ Financial Group, Inc.	30,793
250	Mitsubishi UFJ Lease & Finance Co, Inc.	10,340
2,000	Mitsui & Co., Ltd.	29,427
100	Musashino Bank Ltd. (The)	2,931
400	Nagase & Co., Ltd.	4,948
1,000	Nagoya Railroad Co., Ltd.	2,745
1,000	Nankai Electric Railway Co., Ltd.	4,462
1,000	Nippon Paint Co., Ltd.	8,096
2,000	Nishi-Nippon City Bank Ltd. (The)	4,838
1,000	Nishi-Nippon Railroad Co., Ltd.	4,462
200	Nissin Foods Holdings Co., Ltd.	7,607
500	Nomura Real Estate Holdings, Inc.	9,068
500	Nomura Research Institute Ltd.	10,947
19	NTT DOCOMO, Inc.	31,599
7	NTT Urban Development Corp.	5,615
1,000	Ogaki Kyoritsu Bank Ltd. (The)	3,371
200	ONO Pharmaceutical Co., Ltd.	12,533
300	Oracle Corp. Japan	12,878
1,200	Otsuka Holdings Co., Ltd.	36,741
200	Santen Pharmaceutical Co., Ltd.	8,209
700	SCSK Corp.	10,133
1,000	Shiga Bank Ltd. (The)	5,452
100	Shimamura Co., Ltd.	11,543
200	Shimano, Inc.	13,034
1,000	Shizuoka Bank Ltd. (The)	10,252
7	SKY Perfect JSAT Holdings, Inc.	3,141
1,000	Sotetsu Holdings Co., Inc.	3,321
100	Sugi Holdings Co., Ltd.	3,275
2,300	Sumitomo Corp.	31,939
400	Sumitomo Forestry Co., Ltd.	3,569
10,000	Sumitomo Mitsui Trust Holdings, Inc.	29,578
200	Sundrug Co., Ltd.	6,495
1,000	Taiyo Nippon Sanso Corp.	5,803
1,000	Toagosei Co., Ltd.	3,885
200	Toho Holdings Co. Ltd.	4,043
3,000	Tokyu Corp.	14,099
2,000	Tokyu Land Corp.	9,826
4,000	TonenGeneral Sekiyu K.K.	35,443
1,000	Toyo Ink SC Holdings Co., Ltd.	3,647
700	Toyota Industries Corp.	19,845

     Destra Next Dimension Fund
Portfolio of Investments, CONTINUED
June 30, 2012 (unaudited)

Number
of
Shares	Description	Fair Value
	Japan - (continued)
900	Toyota Tsusho Corp.	$ 17,043
400	Universal Entertainment Corp.	8,297
60	USS Co., Ltd.	6,459
102	Yahoo Japan Corp.	32,879
1,000	Yamaguchi Financial Group, Inc.	8,786
		1,066,311
	Jersey - 0.1%
1,243	Atrium European Real Estate Ltd.	5,835

	Kazakhstan - 0.1%
1,245	Eurasian Natural Resources Corp. PLC	8,112

	Mexico - 0.1%
437	Fresnillo PLC	9,986

	Netherlands - 1.8%
230	Arcadis NV	5,026
731	CNH Global NV*	28,407
228	de Master Blenders 1753 NV*	2,578
245	HAL Trust	25,931
897	Heineken Holding NV	40,206
117	Hunter Douglas NV	4,566
1,096	Koninklijke BAM Groep NV	3,075
1,945	LBi International NV*	7,163
142	Sligro Food Group NV	3,694
		120,646
	Panama - 0.1%
65	Copa Holdings SA - Class A	5,361

	Peru - 0.1%
598	Hochschild Mining PLC	4,409

	Portugal - 0.3%
1,964	CIMPOR-Cimentos de Portugal, SGPS SA*	7,677
3,444	Portucel-Empresa Produtora de Pasta e Papel
	SA	8,387
576	Semapa-Sociedade de Investimento e Gestao	3,604
		19,668
	Russia - 0.0%†
390	CTC Media, Inc.	3,143

	Singapore - 0.2%
94	Avago Technologies Ltd.	3,375
1,452	Flextronics International Ltd.*	9,002
		12,377
	Spain - 2.4%
523	Almirall SA*	3,757
1,423	Banco Espanol de Credito SA	4,647
11,061	CaixaBank	35,948
12	Construcciones y Auxiliar de Ferrocarriles SA	5,589
302	Corporacion Financiera Alba SA	10,106
668	Duro Felguera SA	3,679
423	Elecnor SA	5,100
2,421	Endesa SA	42,506
449	Grupo Catalana Occidente SA	6,393
9,657	Mapfre SA	19,645
185	Prosegur Cia de Seguridad SA	9,490
972	Zardoya Otis SA	10,830
		157,690
	Switzerland - 1.3%
431	ACE Ltd.	31,950
87	Allied World Assurance Co. Holdings Ltd.	6,914
1,618	Ferrexpo PLC	5,461

Number
of
Shares	Description	Fair Value
	Switzerland - (continued)
242	Garmin Ltd.	$ 9,266
774	TE Connectivity Ltd.	24,698
170	Tyco International Ltd.	8,985
		87,274
	United Arab Emirates - 0.1%
1,179	Dragon Oil PLC	10,013

	United Kingdom - 3.2%
629	African Barrick Gold Ltd.	3,820
852	Ashmore Group PLC	4,657
163	Berkeley Group Holdings PLC*	3,602
3,786	BT Group PLC - Class A	12,553
1,528	Cairn Energy PLC*	6,349
1,295	Capital & Counties Properties PLC	4,257
998	Drax Group PLC	8,774
1,148	DS Smith PLC	2,654
9	easyJet PLC	75
439	Halma PLC	2,875
491	Hargreaves Lansdown PLC	4,078
46	Hillshire Brands Co.	1,322
319	Imperial Tobacco Group PLC	12,283
122	Ingredion, Inc.	6,041
618	Intermediate Capital Group PLC	2,619
2,923	International Consolidated Airlines Group SA*	7,312
2,523	J Sainsbury PLC	11,927
290	Jardine Lloyd Thompson Group PLC	3,184
686	Jupiter Fund Management PLC	2,316
738	Kazakhmys PLC	8,352
324	London Stock Exchange Group PLC	5,102
471	Melrose PLC	2,749
622	Millennium & Copthorne Hotels PLC	4,673
1,231	National Grid PLC	13,042
163	Provident Financial PLC	3,106
1,114	Prudential PLC	12,895
1,337	Qinetiq Group PLC	3,294
230	Reckitt Benckiser Group PLC	12,139
618	Scottish & Southern Energy PLC	13,483
381	Shaftesbury PLC	3,075
90	Spirax-Sarco Engineering PLC	2,804
883	Sports Direct International PLC*	4,235
715	St. James's Place PLC	3,749
716	Stagecoach Group PLC	2,992
3,271	Standard Life PLC	11,974
295	Travis Perkins PLC	4,490
		212,852
	United States - 51.0%
412	Activision Blizzard, Inc.	4,940
121	Adobe Systems, Inc.*	3,917
27	Advance Auto Parts, Inc.	1,842
272	AECOM Technology Corp.*	4,474
294	AES Corp. (The)*	3,772
748	Aetna, Inc.	29,000
751	Aflac, Inc.	31,985
132	Agilent Technologies, Inc.	5,180
196	AGL Resources, Inc.	7,595
296	Air Products & Chemicals, Inc.	23,896
200	Aircastle Ltd.	2,410
29	Airgas, Inc.	2,436
11	Alleghany Corp.*	3,737

     Destra Next Dimension Fund
Portfolio of Investments, CONTINUED
June 30, 2012 (unaudited)

Number
of
Shares	Description	Fair Value
	United States - (continued)
113	Allergan, Inc.	$ 10,460
140	Alliance Holdings GP LP	5,807
144	Alliant Energy Corp.	6,562
112	Alliant Techsystems, Inc.	5,664
181	Allstate Corp. (The)	6,351
223	Amdocs Ltd.*	6,628
54	Amerco, Inc.	4,858
350	Ameren Corp.	11,739
2,609	American Capital Ltd.*	26,273
788	American Electric Power Co., Inc.	31,441
248	American Financial Group, Inc.	9,729
87	American National Insurance Co.	6,200
83	Ameriprise Financial, Inc.	4,338
96	AmerisourceBergen Corp.	3,778
196	AMETEK, Inc.	9,782
61	Amphenol Corp. - Class A	3,350
175	AmTrust Financial Services, Inc.	5,199
112	Analog Devices, Inc.	4,219
51	Anixter International, Inc.	2,706
484	Applied Materials, Inc.	5,547
96	AptarGroup, Inc.	4,901
1,012	Archer-Daniels-Midland Co.	29,874
482	Ares Capital Corp.	7,693
61	Armstrong World Industries, Inc.	2,999
321	Arrow Electronics, Inc.*	10,532
179	Assurant, Inc.	6,236
128	Atmos Energy Corp.	4,489
182	Automatic Data Processing, Inc.	10,130
14	AutoZone, Inc.*	5,140
393	Avnet, Inc.*	12,128
163	Avon Products, Inc.	2,642
574	AVX Corp.	6,136
2,172	Bank of New York Mellon Corp. (The)	47,675
260	BB&T Corp.	8,021
283	Becton, Dickinson and Co.	21,154
88	Bed Bath & Beyond, Inc.*	5,438
73	Belden, Inc.	2,435
130	Best Buy Co., Inc.	2,725
90	Biogen Idec, Inc.*	12,994
48	Bio-Rad Laboratories, Inc.*	4,800
182	BlackRock, Inc.	30,907
171	BOK Financial Corp.	9,952
563	Boston Scientific Corp.*	3,192
85	Brady Corp. - Class A	2,338
158	Bridgepoint Education, Inc.*	3,444
151	Broadridge Financial Solutions, Inc.	3,212
2,528	Brookfield Office Properties, Inc.	44,038
110	Brown-Forman Corp. - Class B	10,654
169	Bruker Corp.*	2,249
266	Bunge Ltd.	16,689
61	C.H. Robinson Worldwide, Inc.	3,570
31	C.R. Bard, Inc.	3,331
183	CA, Inc.	4,957
84	Cabela's, Inc.*	3,176
119	Campbell Soup Co.	3,972
1,181	Capital One Financial Corp.	64,553
126	Cardinal Health, Inc.	5,292

Number
of
Shares	Description	Fair Value
	United States - (continued)
89	Carlisle Cos., Inc.	$ 4,719
84	Carmax, Inc.*	2,179
232	CBS Corp. - Class B	7,605
62	Celanese Corp. - Class A	2,146
160	CenterPoint Energy, Inc.	3,307
334	Central Pacific Financial Corp.*	4,716
104	Chesapeake Midstream Partners LP	2,830
86	Choice Hotels International, Inc.	3,434
421	Chubb Corp. (The)	30,657
53	Church & Dwight Co., Inc.	2,940
108	Cigna Corp.	4,752
33	Cimarex Energy Co.	1,819
90	Cleco Corp.	3,765
55	Cliffs Natural Resources, Inc.	2,711
47	Clorox Co. (The)	3,406
26	CME Group, Inc.	6,971
715	CNA Financial Corp.	19,820
1,188	CNO Financial Group, Inc.	9,266
45	Coach, Inc.	2,632
116	Coca-Cola Enterprises, Inc.	3,253
155	Commerce Bancshares, Inc.	5,874
153	ConAgra Foods, Inc.	3,967
26	Concho Resources, Inc.*	2,213
108	Consolidated Edison, Inc.	6,717
530	Constellation Brands, Inc. - Class A*	14,342
68	Continental Resources, Inc./Ok*	4,530
199	Convergys Corp.	2,939
59	Cooper Industries PLC	4,023
148	Copart, Inc.*	3,506
569	Corning, Inc.	7,357
107	Crane Co.	3,893
63	Credit Acceptance Corp.*	5,319
399	CSX Corp.	8,922
73	Cummins, Inc.	7,074
755	Cumulus Media, Inc. - Class A*	2,273
86	Curtiss-Wright Corp.	2,670
35	Davita, Inc.*	3,437
315	Delek US Holdings, Inc.	5,541
325	Delta Air Lines, Inc.*	3,559
154	Deluxe Corp.	3,841
152	Denbury Resources, Inc.*	2,297
153	Devon Energy Corp.	8,872
52	Diamond Offshore Drilling, Inc.	3,075
100	Diebold, Inc.	3,691
1,406	Discover Financial Services	48,619
53	Discovery Communications, Inc. - Class A*	2,862
368	Dollar General Corp.*	20,016
705	Dominion Resources, Inc.	38,070
178	Donaldson Co., Inc.	5,940
70	Dover Corp.	3,753
77	Dr Pepper Snapple Group, Inc.	3,369
74	DST Systems, Inc.	4,019
233	DTE Energy Co.	13,824
492	Duke Energy Corp.*	11,346
219	Eagle Rock Energy Partners LP	1,962
54	Eastman Chemical Co.	2,720
130	Eaton Corp.	5,152

     Destra Next Dimension Fund
Portfolio of Investments, CONTINUED
June 30, 2012 (unaudited)

Number
of
Shares	Description	Fair Value
	United States - (continued)
109	EchoStar Corp. - Class A*	$ 2,880
108	Ecolab, Inc.	7,401
491	Edison International	22,684
338	Education Management Corp.*	2,349
91	EMCOR Group, Inc.	2,532
225	Energy Transfer Equity LP	9,229
84	Energy Transfer Partners LP	3,712
405	Entergy Corp.	27,495
74	Erie Indemnity Co. - Class A	5,299
246	Exelon Corp.	9,255
42	Family Dollar Stores, Inc.	2,792
53	Fastenal Co.	2,136
119	FedEx Corp.	10,902
345	Fidelity National Information Services, Inc.	11,758
348	Fifth Third Bancorp	4,663
20	First Citizens BancShares, Inc. - Class A	3,333
289	First Republic Bank*	9,710
153	FirstEnergy Corp.	7,526
51	Fiserv, Inc.*	3,683
21	Flowserve Corp.	2,410
52	FMC Corp.	2,781
568	Forest Laboratories, Inc.*	19,874
358	Franklin Resources, Inc.	39,734
122	Fresh Del Monte Produce, Inc.	2,863
299	Fulton Financial Corp.	2,987
112	Gap, Inc. (The)	3,064
113	Generac Holdings, Inc.*	2,719
862	General Dynamics Corp.	56,858
237	General Mills, Inc.	9,134
57	Genuine Parts Co.	3,434
580	Graphic Packaging Holding Co.*	3,190
119	H.J. Heinz Co.	6,471
89	Harley-Davidson, Inc.	4,070
218	Harris Corp.	9,123
124	Hawaiian Electric Industries, Inc.	3,536
1,155	HCA Holdings, Inc.	35,147
164	HCC Insurance Holdings, Inc.	5,150
33	Henry Schein, Inc.*	2,590
62	Hershey Co. (The)	4,466
129	Hess Corp.	5,605
114	Hillenbrand, Inc.	2,095
728	HollyFrontier Corp.	25,793
399	Hormel Foods Corp.	12,138
91	Hubbell, Inc. - Class B	7,093
1,594	Hudson City Bancorp, Inc.	10,154
61	Humana, Inc.	4,724
553	Icahn Enterprises LP	22,137
123	IDEX Corp.	4,795
184	Illinois Tool Works, Inc.	9,732
119	Insight Enterprises, Inc.*	2,003
27	IntercontinentalExchange, Inc.*	3,671
167	International Bancshares Corp.	3,260
163	International Paper Co.	4,712
72	Intuit, Inc.	4,273
166	Invesco Ltd.	3,752
174	Investors Bancorp, Inc.*	2,626
42	JM Smucker Co. (The)	3,172

Number
of
Shares	Description	Fair Value
	United States - (continued)
112	John Wiley & Sons, Inc. - Class A	$ 5,487
269	Johnson Controls, Inc.	7,454
41	Kansas City Southern	2,852
228	KAR Auction Services, Inc.*	3,919
237	KBR, Inc.	5,856
473	Kellogg Co.	23,333
359	KeyCorp	2,779
501	Kimberly-Clark Corp.	41,969
525	Kinder Morgan, Inc./Delaware	16,915
935	KKR Financial Holdings LLC	7,966
62	KLA-Tencor Corp.	3,053
271	Kronos Worldwide, Inc.	4,279
265	L-3 Communications Holdings, Inc. - Class 3	19,613
36	Laboratory Corp. of America Holdings*	3,334
39	Lancaster Colony Corp.	2,777
201	Liberty Interactive Corp. - Class A*	3,576
295	Liberty Media Corp. - Liberty Capital - Class A*	25,933
126	Lincoln Electric Holdings, Inc.	5,518
109	Lincoln National Corp.	2,384
326	Linn Energy LLC	12,421
168	LKQ Corp.*	5,611
622	Lockheed Martin Corp.	54,164
671	Loews Corp.	27,451
169	Loral Space & Communications, Inc.	11,382
49	Lorillard, Inc.	6,466
177	M&T Bank Corp.	14,615
176	Magellan Midstream Partners LP	12,433
268	Marathon Oil Corp.	6,853
9	Markel Corp.*	3,975
197	Marsh & McLennan Cos., Inc.	6,349
127	Mattel, Inc.	4,120
110	Maxim Integrated Products, Inc.	2,820
171	McCormick & Co., Inc.	10,371
104	McGraw-Hill Cos., Inc. (The)	4,680
91	McKesson Corp.	8,531
247	MDU Resources Group, Inc.	5,338
52	Mead Johnson Nutrition Co.	4,187
112	Medicines Co. (The)*	2,569
119	Mercury General Corp.	4,959
95	MKS Instruments, Inc.	2,748
315	Molson Coors Brewing Co. - Class B	13,107
84	Moody's Corp.	3,070
90	Moog, Inc. - Class A*	3,721
58	Morningstar, Inc.	3,355
74	Murphy Oil Corp.	3,721
32	Nacco Industries, Inc. - Class A	3,720
103	National Instruments Corp.	2,767
252	Nelnet, Inc. - Class A	5,796
69	New Jersey Resources Corp.	3,009
20	NewMarket Corp.	4,332
838	NextEra Energy, Inc.	57,663
358	Nielsen Holdings NV*	9,387
335	Noranda Aluminum Holding Corp.	2,667
126	Norfolk Southern Corp.	9,043
270	Northeast Utilities	10,479
89	Northern Trust Corp.	4,096
649	Northrop Grumman Corp.	41,400

Destra Next Dimension Fund
Portfolio of Investments, CONTINUED
June 30, 2012 (unaudited)

Number
of
Shares	Description	Fair Value
	United States - (continued)
123	Nucor Corp.	$ 4,662
83	NuStar Energy LP	4,473
96	NYSE Euronext	2,456
160	Ocwen Financial Corp. *	3,005
148	OGE Energy Corp.	7,665
173	Olin Corp.	3,614
104	OM Group, Inc.*	1,976
102	Omnicom Group, Inc.	4,957
76	Oneok, Inc.	3,216
46	O'reilly Automotive, Inc.*	3,853
134	PACCAR, Inc.	5,251
85	Pacific Capital Bancorp NA*	3,887
44	Pall Corp.	2,412
57	Parker Hannifin Corp.	4,382
135	Paychex, Inc.	4,240
554	PDL BioPharma, Inc.	3,673
99	Penn Virginia Resource Partners LP	2,425
144	Penske Automotive Group, Inc.	3,059
684	PG&E Corp.	30,965
76	Piedmont Natural Gas Co., Inc.	2,446
133	Pioneer Southwest Energy Partners LP	3,421
353	Plains All American Pipeline LP	28,526
57	PPG Industries, Inc.	6,049
1,017	PPL Corp.	28,283
54	Precision Castparts Corp.	8,882
181	Primerica, Inc.	4,838
113	Principal Financial Group, Inc.	2,964
83	ProAssurance Corp.	7,394
109	Progress Energy, Inc.	6,559
827	Progressive Corp. (The)	17,226
64	Prosperity Bancshares, Inc.	2,690
244	Protective Life Corp.	7,176
1,140	Prudential Financial, Inc.	55,210
1,142	Public Service Enterprise Group, Inc.	37,115
59	Quest Diagnostics, Inc.	3,534
1,780	Radian Group, Inc.	5,856
166	Raymond James Financial, Inc.	5,684
813	Raytheon Co.	46,008
239	Reinsurance Group of America, Inc.	12,717
117	Reliance Steel & Aluminum Co.	5,909
137	Republic Services, Inc.	3,625
785	Reynolds American, Inc.	35,223
46	RLI Corp.	3,137
55	Rockwell Automation, Inc.	3,633
56	Rockwell Collins, Inc.	2,764
154	Rollins, Inc.	3,445
36	Roper Industries, Inc.	3,549
83	Ross Stores, Inc.	5,185
167	RPM International, Inc.	4,542
189	Safeguard Scientifics, Inc.*	2,926
890	SAIC, Inc.	10,787
186	Sally Beauty Holdings, Inc.*	4,788
140	Sauer-Danfoss, Inc.	4,890
179	SCANA Corp.	8,563
5	Seaboard Corp.*	10,665
213	SEI Investments Co.	4,237
466	Select Medical Holdings Corp.*	4,711

Number
of
Shares	Description	Fair Value
	United States - (continued)
450	Sempra Energy	$ 30,996
77	Sensient Technologies Corp.	2,828
329	Service Corp. International	4,070
38	Sherwin-Williams Co. (The)	5,029
45	Sigma-Aldrich Corp.	3,327
87	Silgan Holdings, Inc.	3,714
189	SLM Corp.	2,969
99	Snap-on, Inc.	6,163
169	Sonoco Products Co.	5,095
2,057	Southern Copper Corp.	64,816
59	Southwest Gas Corp.	2,575
780	Spectra Energy Corp.	22,667
123	St. Jude Medical, Inc.	4,909
73	StanCorp Financial Group, Inc.	2,713
64	Stanley Black & Decker, Inc.	4,119
256	Staples, Inc.	3,341
888	State Street Corp.	39,640
31	Stericycle, Inc.*	2,842
78	STERIS Corp.	2,447
615	Stryker Corp.	33,887
246	Sunoco Logistics Partners LP	8,922
279	Symantec Corp.*	4,076
461	Symetra Financial Corp.	5,818
94	Synnex Corp.*	3,242
63	Syntel, Inc.	3,824
215	Sysco Corp.	6,409
93	T. Rowe Price Group, Inc.	5,855
237	Taylor Capital Group, Inc.*	3,884
104	TC Pipelines LP	4,482
200	TD Ameritrade Holding Corp.	3,400
44	Techne Corp.	3,265
61	Teledyne Technologies, Inc.*	3,761
47	Teleflex, Inc.	2,863
186	Telephone & Data Systems, Inc.	3,960
39	Terra Nitrogen Co., LP	8,260
139	Thermo Fisher Scientific, Inc.	7,215
925	Thomson Reuters Corp.	26,316
432	Time Warner Cable, Inc.	35,467
280	TJX Cos., Inc. (The)	12,020
109	Towers Watson & Co. - Class A	6,529
144	Travelers Cos., Inc. (The)	9,193
440	TRW Automotive Holdings Corp.*	16,174
80	U.S. Cellular Corp.*	3,090
69	UMB Financial Corp.	3,535
174	Unisys Corp.*	3,402
87	Unit Corp.*	3,209
129	United Continental Holdings, Inc.*	3,139
105	Unum Group	2,009
126	URS Corp.	4,395
211	Valero Energy Corp.	5,096
399	Valhi, Inc.	4,984
87	Vanguard Natural Resources LLC	2,259
42	Varian Medical Systems, Inc.*	2,552
110	Vectren Corp.	3,247
59	Verisk Analytics, Inc. - Class A*	2,906
41	VF Corp.	5,471
185	Viacom, Inc. - Class B	8,699

     Destra Next Dimension Fund
Portfolio of Investments, CONTINUED
June 30, 2012 (unaudited)

Number
of
Shares	Description	Fair Value
	United States - (continued)
41	Virtus Investment Partners, Inc.*	$ 3,321
229	Visteon Corp.*	8,587
145	W&T Offshore, Inc.	2,218
86	W.P. Carey & Co., LLC	3,959
248	W.R. Berkley Corp.	9,652
26	W.W. Grainger, Inc.	4,972
320	Walgreen Co.	9,466
146	Washington Federal, Inc.	2,466
8	Washington Post Co. (The) - Class B	2,991
171	Waste Management, Inc.	5,711
33	Waters Corp.*	2,623
152	Webster Financial Corp.	3,292
58	Weis Markets, Inc.	2,582
719	WellPoint, Inc.	45,865
91	Western Digital Corp.*	2,774
231	Western Union Co.	3,890
93	Westlake Chemical Corp.	4,860
289	Wisconsin Energy Corp.	11,436
76	Woodward, Inc.	2,997
46	Wright Express Corp.*	2,839
55	Wyndham Worldwide Corp.	2,901
695	Xcel Energy, Inc.	19,745
503	Xerox Corp.	3,959
83	Zebra Technologies Corp. - Class A*	2,852
66	Zimmer Holdings, Inc.	4,248
		3,383,652
	Total Common Stocks
	(Cost $6,385,605)	$ 6,223,926

	Investment Companies - 4.3%

	United States - 4.3%
6,520	iShares MSCI ACWI Index Fund
	(Cost $305,618)	286,163

	Rights - 0.0%†

	Spain - 0.0%†
972	Zardoya Otis SA*
	(Cost $0)	527

	Total Long-Term Investments - 98.1%
	(Cost $6,691,223)	6,510,616

	Money Market Mutual Funds - 1.2%

	United States - 1.2%
81,498	Fidelity Institutional Money Market Prime,
	0.11% (a)
	(Cost $81,498)	81,498

	Total Investments - 99.3%
	(Cost $6,772,721)	6,592,114
	Other Assets in excess of Liabilities - 0.7%	46,999
	Net Assets - 100.0%	$ 6,639,113

	Fair	% of Net
Summary by Industry	Value	Assets
Automobiles & Components	$110,506	1.7%
Banks	440,068	6.6
Capital Goods	792,966	11.9
Commercial & Professional Services	68,837	1.0
Consumer Durables & Apparel	84,406	1.3
Consumer Services	49,247	0.7
Diversified Financials	548,161	8.3
Energy	397,042	6.0
Food & Staples Retailing	74,134	1.1
Food Beverage & Tobacco	336,599	5.1
Health Care Equipment & Services	292,170	4.4
Household & Personal Products	70,780	1.1
Insurance	543,219	8.2
Materials	412,517	6.2
Media	199,003	3.0
Pharmaceuticals, Biotechnology & Life
Sciences	145,969	2.2
Real Estate	169,798	2.6
Retailing	152,639	2.3
Semiconductors & Semiconductor
Equipment	27,003	0.4
Software & Services	177,070	2.7
Technology Hardware & Equipment	131,946	2.0
Telecommunication Services	121,956	1.8
Transportation	255,566	3.8
Utilities	622,324	9.4
Investment Companies	286,163	4.3
Rights	527	0.0 †
Money Market Mutual Funds	81,498	1.2
Total Investments	6,592,114	99.3
Other Assets in excess of Liabilities	46,999	0.7
Net Assets	$6,639,113	100.0%

AG - Stock Corporation
GP - General Partnership
LLC - Limited Liability Corporation
LP - Limited Partnership
NV - Publicly Traded Company
OYJ - Publicly Traded Company
PLC- Public Limited Company
SA - Corporation
SE - Stock Corporation
SpA - Limited Share Company

* - Non-income producing security.
+	- Less than 0.05%
(a)	- Interest rate shown reflects yield as of June 30, 2012.

Destra High Dividend Strategy Fund
Portfolio of Investments
June 30, 2012 (unaudited)

Number of
Shares	Description	Fair Value
	Common Stocks - 95.8%
	Consumer Staples - 1.9%
6,748	H.J. Heinz Co.	$366,956

	Energy - 29.3%
4,226	Energy Transfer Equity LP	173,351
15,915	Energy Transfer Partners LP	703,284
16,462	Enterprise Products Partners LP	843,513
9,780	Kinder Morgan Energy Partners LP	768,512
8,990	ONEOK Partners LP	483,213
5,363	Plains All American Pipeline LP	433,384
18,104	Seadrill Ltd. (Bermuda)	643,054
8,653	Spectra Energy Corp.	251,456
20,328	Statoil ASA, ADR (Norway)	485,026
18,327	The Williams Cos., Inc.	528,184
8,613	Total SA, ADR (France)	387,154
		5,700,131
	Financials - 10.8%
3,840	Bank of Montreal (Canada)	212,198
10,972	Cincinnati Financial Corp.	417,704
1,372	CME Group, Inc.	367,847
6,171	Digital Realty Trust, Inc.	463,257
9,299	HCP, Inc.	410,551
20,794	Valley National Bancorp	220,416
		2,091,973
	Health Care - 17.1%
13,727	Abbott Laboratories	884,980
8,916	Eli Lilly & Co.	382,586
12,948	GlaxoSmithKline PLC, ADR (United Kingdom)	590,041
8,229	Johnson & Johnson	555,951
12,618	Merck & Co., Inc.	526,801
16,186	Pfizer, Inc.	372,278
		3,312,637
	Industrials - 4.8%
33,960	General Electric Co.	707,726
18,656	R.R. Donnelley & Sons Co.	219,581
		927,307
	Information Technology - 6.8%
24,552	Intel Corp.	654,311
13,690	Maxim Integrated Products, Inc.	351,012
9,629	Microchip Technology, Inc.	318,527
		1,323,850
	Materials - 3.7%
12,455	International Paper Co.	360,074
12,181	MeadWestvaco Corp.	350,204
		710,278
	Software & Services - 2.1%
15,115	CA, Inc.	409,465

	Telecommunication Services - 7.0%
16,047	AT&T, Inc.	572,236
4,664	BCE, Inc. (Canada)	192,157
12,290	Vodafone Group PLC, ADR (United Kingdom)	346,332
26,062	Windstream Corp.	251,759
		1,362,484
	Utilities - 12.3%
20,821	American Water Works Co., Inc.	713,744

Number of
Shares	Description	Fair Value
	Utilities (continued)
10,918	National Grid PLC, ADR (United Kingdom)	$ 578,545
36,254	NiSource, Inc.	897,286
5,349	Northeast Utilities	207,595
		2,397,170
	Total Common Stocks	18,602,251
	(Cost $18,184,875)

	Money Market Mutual Funds - 2.1%
417,691	Fidelity Institutional Money Market Prime, 0.11% (a)
	(Cost $417,691)	417,691

	Total Investments - 97.9%
	(Cost $18,602,566)	19,019,942

	Other Assets in excess of Liabilities - 2.1%	403,564
	Net Assets - 100.0%	19,423,506

Summary by Country	Fair Value	% of Net Assets
Bermuda	$643,054	3.3%
Canada	404,355	2.1
France	387,154	2.0
Norway	485,026	2.5
United Kingdom	1,514,918	7.8
United States	15,167,744	78.1
Money Market Mutual Funds	417,691	2.1
Total Investments	19,019,942	97.9
Liabilities in excess of other Assets	403,564	2.1
Net Assets	$19,423,506	100%

ADR - American Depositary Receipt
ASA - Stock Company
LP - Limited Partnership
PLC - Public Limited Company
SA - Corporation

(a) - Interest rate shown reflects yield as of June 30, 2012.

111

FEDERAL INCOME TAX MATTERS

For the period ended June 30, 2012, the cost of investments on a tax basis including any adjustment for financial reporting purposes, were as follows*:

Fund	Cost of Investments	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
Destra Next Dimension Fund	$ 6,773,069	$ 253,812	$ (434,767)	$ (180,955)
Destra High Dividend Strategy Fund	18,602,566	795,391	(378,015)	417,376

*Because tax adjustments are calculated annually, the above table reflects the tax adjustments outstanding at the Funds’ previous fiscal year end. For the previous fiscal year’s federal income tax information, please refer to the Notes to Financial Statements section in the Funds’ most recent annual report.

FAIR VALUE MEASUREMENT

In accordance with Financial Accounting Standards Board’s Accounting Standards Codification, Section 820-10, Fair Value Measurements and Disclosures (“ASC 820-10”), fair value is defined as the price that each Fund would receive to sell an investment or pay to transfer a liability in an orderly transaction with an independent buyer in the principal market, or in the absence of a principal market the most advantageous market for the investment or liability. ASC 820-10 establishes three different categories for valuations. Level 1 valuations are those based upon quoted prices in active markets. Level 2 valuations are those based upon quoted prices in inactive markets or based upon significant observable inputs (e.g. yield curves; benchmark interest rates; indices). Level 3 valuations are those based upon unobservable inputs (e.g. discounted cash flow analysis; non-market based methods used to determine fair valuation).

The Funds have adopted the Accounting Standard Update 2010-06, Fair Value Measurements and Disclosures (Topic 820): Improving Disclosures about Fair Value Measurements which provides guidance on how investment assets and liabilities are to be valued and disclosed. Specifically, the amendment requires reporting entities to disclose i) for Level 2 or Level 3 positions, the input and valuation techniques used to measure fair value for both recurring and nonrecurring fair value measurements, ii) transfers between all levels (including Level 1 and Level 2) on a gross basis (i.e. transfers out must be disclosed separately from transfers in) as well as the reason(s) for the transfer, and iii) purchases, sales, issuances and settlements for Level 3 positions must be shown on a gross basis in the Level 3 roll forward rather than as one net number.

The Funds value Level 1 securities using readily available market quotations in active markets. The Funds value Level 2 fixed income securities using independent pricing providers who employ matrix pricing models utilizing market prices, broker quotes and prices of securities with comparable maturities and qualities. The Funds value Level 2 equity securities using various observable market inputs in accordance with procedures established in good faith by management. For Level 3 securities, the Funds estimate fair value based upon a variety of observable and non-observable inputs using procedures established in good faith by management. The Funds procedures are approved by the Board of Trustees.

The following tables represent the Funds’ investments carried on the Statement of Assets and Liabilities by caption and by Level within the fair value hierarchy as of June 30, 2012:

Destra Next Dimension Fund
	Level 1		Level 2	Level 3	Total
Common Stocks*	$6,223,926	†	$-	$-	$6,223,926
Investment Companies	286,163		-	-	286,163
Rights	527		-	-	527
Money Market Mutual Funds	81,498		-	-	81,498
Total	$6,592,114		$-	$-	$6,592,114

Destra High Dividend Strategy Fund
	Level 1	Level 2	Level 3	Total
Common Stocks**	$18,602,251	$-	$-	$18,602,251
Money Market Mutual Funds	417,691	-	-	417,691
Total	$19,019,942	$-	$-	$19,019,942

†   $547,769 was transferred into Level 1 from Level 2 as a result of readily available market quotations in active markets. It is the Fund’s policy to recognize transfers in and transfers out at the fair value as of the beginning of the period.

*    Please refer to the schedule of investments to view securities segregated by country.
**  Please refer to the schedule of investments to view securities segregated by industry type.

The Funds held no Level 3 securities during the period ended June 30, 2012.

Item 2. Controls and Procedures.

(a)
The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)
There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Destra Investment Trust

By (Signature and Title)*                    /s/ Nicholas Dalmaso
Nicholas Dalmaso, Chief Executive Officer
(principal executive officer)

Date  8/15/12

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*                    /s/ Nicholas Dalmaso
Nicholas Dalmaso, Chief Executive Officer
(principal executive officer)

Date   8/15/12

By (Signature and Title)*                    /s/ Richard J. Simek
Richard J. Simek, Chief Financial Officer
(principal financial officer)

Date   8/15/12

* Print the name and title of each signing officer under his or her signature.